Debt (Details)	Jun. 30, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Derivative liability	$ 45,524
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability	$ 45,524